DATE: 12/23/2021

REGISTRANT: Esoterica Thematic Trust

ACCESSION NUMBER: 0001752724-21-001614

FILE NUMBER(S): 811-23473

Form: N-CEN/A

Original Filing Date: 01/12/2021

Amended Filing Date: 12/23/2021

Explanation: The Registrant amended the Form N-CEN for the period ended October 31, 2020 to correct the response to Item B.15. Exemptive orders and item C.7. Reliance on certain statutory exemption and rules.